SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2020
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

INTERNATIONAL BUSINESS MACHINES CORPORATION AND SUBSIDIARY COMPANIES

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31:

(Dollars in Millions)

Description	Balance at Beginning of Period		Additions/ (Deductions)	Write-offs	Other	Balance at End of Period
Allowance For Credit Losses
2020
—Current	$556	*	$104	$(85)	$23	$597
—Noncurrent	$56	*	$4	$(0)	$(13)	$47
2019
—Current	$591		$99	$(174)	$5	$521
—Noncurrent	$48		$(10)	$(4)	$(1)	$33
2018
—Current	$594		$69	$(62)	$(11)	$591
—Noncurrent	$74		$(3)	$(2)	$(20)	$48
Allowance For Inventory Losses
2020	$490		$135	$(125)	$15	$514
2019	$530		$115	$(166)	$11	$490
2018	$574		$136	$(162)	$(19)	$530
Revenue Based Provisions
2020	$498		$774	$(755)	$4	$522
2019	$500		$823	$(830)	$5	$498
2018	$451		$897	$(828)	$(20)	$500

* Opening balance does not equal the allowance at December 31, 2019 due to the adoption of the guidance for current expected credit losses.

Additions/(Deductions) to the allowances represent changes in estimates of unrecoverable amounts in receivables and inventory and are recorded to expense and cost accounts, respectively. Amounts are written-off when they are deemed unrecoverable by the company. Additions/(Deductions) to Revenue Based Provisions represent changes in estimated reductions to revenue, primarily as a result of revenue-related programs, including customer and business partner rebates. Write-offs for Revenue Based Provisions represent reductions in the provision due to amounts remitted to customers and business partners. Other primarily comprises currency translation adjustments.